Net Loss Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Common Share

Note 17. NET LOSS PER COMMON SHARE

Basic earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all period presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.

Prior to the Business Combination, the equity structure of MSP Recovery included units which shared in the profits and losses of MSP Recovery. In reviewing the calculation of earnings per unit for periods prior to the Business Combination, the Company concluded that it resulted in values that would not be meaningful to the users of the consolidated financial statements. As such, earnings per share information for the year ended December 31, 2021 has not been presented. The basic and diluted earnings per share for the year ended December 31, 2022 represent loss from only the period from the Closing Date to December 31, 2022 for the Company.

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

	Year Ended December 31,
(In thousands except shares and per share amounts)	2023	2022
Numerator - basic and diluted:
Net loss	$(835,145)	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre-Business Combination	—	28,640
Less: Net loss attributable to the non-controlling interests post Business Combination	778,797	365,848
Net loss attributable to MSP Recovery, Inc. post-Business Combination	$(56,348)	$(7,417)

Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	8,914,761	2,473,005
Weighted-average shares of Class A common stock outstanding - dilutive	8,914,761	2,473,005

Earnings per share of Class A common stock - basic	$(6.32)	$(3.00)
Earnings per share of Class A common stock - diluted	$(6.32)	$(3.00)

Shares of the Company’s Class V common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V common stock under the two-class method has not been presented.

In the calculation for earnings per share for the year ended December 31, 2023, the Company excluded from the calculation of diluted earnings per share 124,067,498 shares of Class V common stock, 2,950,157 Public Warrants outstanding, the CPIA Warrant exercisable for 2,666,667 shares of Class A Common Stock, and 894,754,824 New Warrants outstanding, as their effect would have been anti-dilutive.

In the calculation for earnings per share for the year ended December 31, 2022, the Company excluded from the calculation of diluted earnings per share 125,919,180 shares of Class V common stock, 3,319,304 Public Warrants outstanding, the CPIA Warrant exercisable for 2,666,667 shares of Class A Common Stock, 1,028,046,326 New Warrants outstanding because their effect would have been anti-dilutive.

Subsequent to December 31, 2023, the Company issued warrants to Virage, entitling VRM to purchase 62,073,998 shares of Class A Common Stock at a purchase price of $0.0001 per share for a period of two years from issuance, exercisable on a cashless basis.